Cash and Cash Equivalents (Cash and Cash Equivalents) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash, cash equivalents and marketable securities [Line Items]
Cash	¥ 102,167	¥ 97,683
Certificates of deposit	10,000	50,000
Commercial paper	236	433
Bailment for consumption	177,207	206,321
Total	¥ 289,610	¥ 354,437	¥ 105,553	¥ 526,920